Share based payments - Rollforward (Details)	12 Months Ended
	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments	8,579,837	6,929,111	5,541,117
Granted during the year | EquityInstruments	3,121,239	2,493,433	2,173,335
Forfeited during the year | EquityInstruments	(607,430)	(701,753)	(40,376)
Exercised during the year | EquityInstruments	(282,790)	(140,954)	(744,965)
Outstanding at the end of the year | EquityInstruments	10,810,856	8,579,837	6,929,111
Exercisable | EquityInstruments	2,574,218	1,751,013	1,168,967	1,139,682
Weighted average exercise price at beginning of the year | € / shares	€ 92.7	€ 104.0	€ 70.1
Granted during the period | € / shares	54.7	64.8	168.4
Forfeited during the year | € / shares	100.0	118.5	144.8
Exercised during the period | € / shares	23.7	23.5	38.0
Weighted average exercise price at end of the year | € / shares	83.1	92.7	104.0
Exercisable | € / shares	€ 70.3	€ 56.6	€ 37.8	€ 30.2